Financial assets - Schedule of components of financial assets (Details) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Debt Instruments
Financial assets held for trading	€ 286,941	€ 252,318
Non-trading financial assets mandatorily at fair value through profit or loss	8,058	7,761
Financial assets designated at fair value through profit or loss	7,884	8,046
Financial assets at fair value through other comprehensive income	75,371	74,612
Financial assets at amortised cost	1,334,351	1,202,689
Derivatives
Debt Instruments
Financial assets held for trading	59,246	58,355
Equity instruments
Debt Instruments
Financial assets held for trading	23,105	22,030
Non-trading financial assets mandatorily at fair value through profit or loss	6,278	5,815
Financial assets at fair value through other comprehensive income	3,602	2,281
Debt instruments
Debt Instruments
Financial assets held for trading	113,686	98,568
Non-trading financial assets mandatorily at fair value through profit or loss	247	245
Financial assets designated at fair value through profit or loss	2,894	2,894
Financial assets at fair value through other comprehensive income	58,970	58,305
Financial assets at amortised cost	165,861	140,014
Loans and advances
Debt Instruments
Financial assets held for trading	90,904	73,365
Non-trading financial assets mandatorily at fair value through profit or loss	1,533	1,701
Financial assets designated at fair value through profit or loss	4,990	5,152
Financial assets at fair value through other comprehensive income	12,799	14,026
Financial assets at amortised cost	1,168,490	1,062,675
Central Banks
Debt Instruments
Financial assets held for trading	18,524	14,632
Non-trading financial assets mandatorily at fair value through profit or loss	0	0
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	0	0
Financial assets at amortised cost	17,156	15,986
Credit institutions
Debt Instruments
Financial assets held for trading	23,072	25,967
Non-trading financial assets mandatorily at fair value through profit or loss	0	0
Financial assets designated at fair value through profit or loss	436	413
Financial assets at fair value through other comprehensive income	355	1,120
Financial assets at amortised cost	70,011	61,513
Customers
Debt Instruments
Financial assets held for trading	49,308	32,766
Non-trading financial assets mandatorily at fair value through profit or loss	1,533	1,701
Financial assets designated at fair value through profit or loss	4,554	4,739
Financial assets at fair value through other comprehensive income	12,444	12,906
Financial assets at amortised cost	€ 1,081,323	€ 985,176